Accounting Policies	6 Months Ended
Jun. 30, 2019
Disclosure of significant accounting policies [Abstract]
Accounting policies
Accounting policies
The unaudited condensed consolidated interim financial statements have been drawn up on the basis of accounting policies, methods of computation and presentation consistent with those applied in the financial statements for the year ended 31 December 2018, and in the corresponding interim period, except for changes in accounting requirements set out below, all of which were effective as at 1 January 2019 without restatement of prior years. This basis of accounting is referred to as ‘IFRS’ in this report.

The Group adopted IFRS 16 ‘Leases’, IFRIC 23 ‘Uncertainty over Income Tax Treatments' and a number of other minor amendments to IFRS on 1 January 2019. All of these pronouncements have been endorsed by the European Union (‘EU’). Information on the transition impact of these new pronouncements is included in the
‘Change in Accounting Policies’ section below.

The Group has not early adopted any amendments, standards or interpretations that have been issued but are not yet effective.

Critical accounting judgments have been updated to reflect the additional judgments made following adoption of IFRIC 23 at 1 January 2019 as follows:

Areas of judgment in the application of accounting policies:

–
Uncertain tax positions - technical interpretation of tax law and evaluation of outcomes in the determination of whether multiple or binary scenarios are the appropriate basis for provision measurement.

Other than as a result of implementing IFRIC 23, the critical accounting judgements and key sources of estimation uncertainty for the half year are the same as those disclosed in the Group's consolidated financial statements for the year ended 31 December 2018.
The financial information by business unit and the geographic analysis of sales by destination provided on pages 11 to 14, F-9 and F-10 of this press release respectively, satisfy the disclosure requirements of IFRS 8 ‘Operating Segments’ for interim financial statements and also provide additional voluntary disclosure which the Group considers is useful to the users of the financial statements.
International financial reporting standards mandatory beyond 2019
The Group disclosed information relating to standards and pronouncements mandatory beyond 2019 in the financial statements for the year ended 31 December 2018, and continues to evaluate the impact of these pronouncements.

Changes in accounting policies
This note explains the impact of the adoption of IFRS 16 'Leases' and IFRIC 23 'Uncertainty over Income Tax Treatments' on the Group's financial statements and also discloses the new accounting policies applied from 1 January 2019, where these differ from those applied in prior periods. Prior period accounting policies are disclosed in note 1 to Exhibit 15.2 in 2018 Form 20-F. The adoption of other minor changes to IFRS applicable to 2019 did not have a significant impact on the Group's financial statements.
The impact on Equity attributable to owners of Rio Tinto as at 1 January 2019 from the adoption of IFRS 16 and IFRIC 23 is as follows:

US$m
Equity attributable to owners of Rio Tinto at 31 December 2018	43,686
IFRS 16 net impact from recognising lease liabilities, right-of-use-assets and other items after tax	(69)
IFRIC 23 recognition of provisions for uncertain tax position on a weighted average basis	(44)
Restated equity attributable to owners of Rio Tinto as at 1 January 2019	43,573

IFRS 16 ‘Leases’ - Accounting policy applied from 1 January 2019

IFRS 16 'Leases' applies to the recognition, measurement, presentation and disclosure of leases. Certain leases are exempt from the standard, including leases to explore for or use minerals, oil, natural gas and similar non-regenerative resources. The Group does not apply IFRS 16 to arrangements which fall within the scope of IAS 38 'Intangible Assets'.

A significant proportion by value of the Group’s lease arrangements relate to dry bulk vessels and offices. Other leases include land and non-mining rights, warehouses, equipment and vehicles. The majority of lease terms are negotiated through the Group’s procurement function, although agreements contain a wide range of different terms and conditions.

The Group recognises all lease liabilities and corresponding right of use assets, with the exception of short-term (12 months or fewer) and low value leases, on the balance sheet. Lease liabilities are recorded at the present value of: fixed payments; variable lease payments that depend on an index or rate; amounts payable under residual value guarantees; and extension options expected to be exercised. Where a lease contains an extension option which the Group can exercise without negotiation, lease payments for the extension period are included in the liability if the Group is reasonably certain that it will exercise the option. Variable lease payments not dependent on an index or rate are excluded from the calculation of lease liabilities. Payments are discounted at the incremental borrowing rate of the lessee, unless the interest rate implicit in the lease can be readily determined. For lease agreements relating to vessels and properties, non-lease components are excluded from the projection of future lease payments and recorded separately within operating costs on a straight-line basis. The right of use asset, resulting from a lease arrangement, at initial recognition reflects the lease liability, initial direct costs and any lease payments made before the commencement date of the lease less any lease incentives and, where applicable, provision for dismantling and restoration.

The Group recognises depreciation of right of use assets and interest on lease liabilities in the income statement over the lease term. Repayments of lease liabilities are separated into a principal portion (presented within financing activities) and interest portion (which the Group presents in operating activities) in the cash flow statement. Payments made before the commencement date are included within financing activities unless they in substance represent investing cash flows, for example where pre-commencement cash flows are significant relative to aggregate cash flows of the leasing arrangement.

Right of use assets are included in the review for impairment of property, plant and equipment and intangible assets with finite lives, if there is an indication that the carrying amount of the cash generating unit may not be recoverable.

Impact of transition to IFRS 16 ‘Leases’

The Group implemented the standard as at 1 January 2019. For contracts in place at this date, the Group continued to apply its existing definition of leases under the previous standards, IAS 17 ‘Leases’ and IFRIC 4 ‘Determining Whether an Arrangement Contains a Lease’ (‘grandfathering’), instead of reassessing whether existing contracts were or contained a lease at the date of application of the new standard.

For transition, as permitted by IFRS 16, the Group applied the modified retrospective approach to existing operating leases which are capitalised under the new standard (i.e. retrospectively, with the cumulative effect recognised at the date of initial application as an adjustment to the opening balance of retained earnings with no restatement of comparative information in the financial statements). For existing finance leases, the carrying amounts before transition represented the 31 December 2018 values assigned to the right of use asset and lease liability.

The Group made the following additional choices, as permitted by IFRS 16, for existing operating leases:

•
not to bring leases with12 months or fewer remaining to run as at 1 January 2019 (including reasonably certain options to extend) on balance sheet. Costs for these items will continue to be expensed directly to the income statement.

•
for all leases, the lease liability was measured at 1 January 2019 as the present value of any future lease payments discounted using the appropriate incremental borrowing rate. The carrying value of the right of use asset for property, vessels and certain other leases was generally measured as if the lease had been in place since commencement date. For all other leases the right of use asset was measured as equal to the lease liability and adjusted for any accruals or prepayments already on the balance sheet. The Group also excluded any initial direct costs (e.g. legal fees) from the measurement of the right of use assets at transition.

•
an impairment review was required on right of use assets at initial application of the standard. The Group elected to rely on its onerous lease assessments under IAS 37 'Provisions, Contingent Liabilities and Contingent Assets', as at 31 December 2018 as permitted by IFRS 16. Any existing onerous lease provisions were adjusted against the right of use asset carrying value upon transition.

•	to apply the use of hindsight when reviewing the lease arrangements for determination of the measurement or term of the lease under the retrospective option.

•	to separate non-lease components from lease components for vessels and properties for the first time as part of the transition adjustment.

•	in some cases, to apply a single discount rate to a portfolio of leases with reasonably similar characteristics.

Impact of transition to IFRS 16 ‘Leases’ continued

The impact of transition to IFRS 16 on the Group’s 1 January 2019 balance sheet is an increase in lease liabilities (debt) of US$1,248 million, an increase in right of use assets/net investments in leases of US$1,067 million, net adjustments to other assets and liabilities of US$110 million, and a charge of US$69 million to retained earnings.

The weighted average incremental borrowing rate applied to the Group’s lease liabilities recognised on the balance sheet at 1 January 2019 is 4.7%.

The most significant differences between the Group’s undiscounted non-cancellable operating lease commitments of US$1,717 million at 31 December 2018 and lease liabilities upon transition of US$1,292 million are set out below:

US$m
Operating lease commitments reported as at 31 December 2018 under IAS 17	1,717
Exclude/deduct
Leases expiring in 12 months or fewer	(130)
Committed leases not commenced (undiscounted)	(133)
Components excluded from the lease liability (undiscounted)	(169)
Include/add
Cost of reasonably certain extensions (undiscounted)	324
Other	103
Sub total	1,712
Effect of discounting on payments included in the calculation of the lease liability (excluding finance lease balances)	(420)
Lease liability opening balance reported as at 1 January 2019 under IFRS 16	1,292

The Group’s activities as a lessor are not material and hence there is not a significant impact on the financial statements on adoption of IFRS 16. As the Group has some property sub lease arrangements, these were reassessed for classification purposes as operating or finance leases at transition.

Implementation, presentation and impact of IFRS 16 information for the six months ended 30 June 2019

The following amounts were recorded in the unaudited condensed interim financial statements for the six months ended 30 June 2019:

	US$m	Included within
Income statement
Depreciation and amortisation	(114)	Net operating costs

Cash flow statement
Lease principal payments	(136)	Cash flows from financing activities
Lease interest paid	(24)	Net interest paid

Balance sheet
Right of use assets:
- carrying value	961	Property, plant and equipment

Lease liabilities:
- current	(260)	Borrowings and other financial liabilities
- non-current	(939)

The Group has implemented a lease accounting system which is used for the majority of the Group’s leases. A separate contract-linked system is in use for the Group’s shipping leases.

Contracts signed, or amended, after 1 January 2019 are assessed against the lease identification criteria under IFRS 16. This may increase or decrease the number of contracts which are deemed to be leases compared with assessments of similar arrangements under IAS 17. Practical application of IFRS 16 continues to develop and the Group continues to monitor this.

EBITDA, as disclosed in the Financial Information by Business Unit on page 11 increased as the operating lease cost previously charged against EBITDA under IAS 17 has been replaced under IFRS 16 with charges for depreciation and interest which are excluded from EBITDA (although included in earnings). Short-term, low value and variable leasing costs and non-lease components associated with vessels and property continue to be charged against EBITDA.

Operating cash flows increased under IFRS 16 as the element of cash paid attributable to the repayment of principal is included in financing cash flow. The net increase/decrease in cash and cash equivalents remains unchanged.

IFRIC 23 ‘Uncertainty over Income Tax Treatments’ - Accounting policy applied from 1 January 2019

IFRIC 23 changed the method of calculating provisions for uncertain tax positions. The Group previously recognised provisions based on the most likely amount of the liability, if any, for each separate uncertain tax position. The interpretation requires a probability weighted average approach to be taken in situations where there is a wide range of possible outcomes. For tax issues with a binary outcome, the most likely amount method remains in use.

The Group has implemented the interpretation retrospectively, with the cumulative impact of application recognised at 1 January, 2019 without restatement of comparatives. The effect of this was an increase to provision for uncertain tax positions of US$44 million.

Upon implementation of IFRIC 23, the Group changed its accounting policy for current tax (refer to note 1(m) to Exhibit 15.2 in 2018 Form 20-F) to reflect adoption of the probability weighted approach:

•
Current tax is the tax expected to be payable on the taxable income for the year calculated using rates that have been enacted or substantively enacted at the balance sheet date. It includes adjustments for tax expected to be payable or recoverable in respect of previous periods. Where the amount of tax payable or recoverable is uncertain, Rio Tinto establishes provisions based on either: the Group’s judgment of the most likely amount of the liability or recovery; or, when there is a wide range of possible outcomes, a probability weighted average approach.

Implementation of the interpretation did not result in any changes to the Group’s accounting policy for deferred tax.